Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 12, 2019
Overseas SMA Completion Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Overseas SMA Completion Portfolio
Account Value	$ 14,187	$ 11,839	$ 10,134	$ 13,413	$ 10,257	$ 10,000
MSCI EAFE Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Account Value	$ 14,613	12,138	10,053	11,677	9,195	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 14,606	$ 12,232	$ 10,373	$ 12,935	$ 10,255	$ 10,000